Putnam California
Tax Exempt
Money Market
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-98

[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

There's no doubt that the past several months have represented a trying time for most investors. Fortunately, the unprecedented string of international events that rattled global stock and bond markets had a relatively salutary effect on domestic money markets. Indeed, as foreign investors panicked about plummeting stock markets, they began a flight to quality -- selling hedge funds and emerging-markets funds in favor of the relative safety of U.S. Treasury bonds and money market funds. At the same time, however, short-term interest rates continued to fall, limiting the yields available on money market securities. Putnam California Tax Exempt Money Market Fund's recent performance reflects this mixed environment. For the 12 months ended September 30, 1998, the fund returned 2.85% at net asset value. You can find additional performance information on pages 4, 5, and 6.

* SLOWER ECONOMY PROMPTS FEDERAL RESERVE ACTION

For most of the annual period, the U.S. economy continued to grow, although its pace slowed considerably as the effects of Asian, Russian, and Latin American financial crises began to emerge. The California economy remained robust, both in absolute terms and in relation to that of other U.S. states. After years of large deficits, the state is expected to close 1998 with a surplus of $1.7 billion, which will carry forward to 1999. However, rapidly contracting exports to Asia could jeopardize future growth. Trade with Asia declined 8% in the first quarter of 1998 and an additional 12% in the second quarter. California has relatively little trade with the strongest international markets (those in Europe) and significant exposure to negative or no-growth economies.

Against this backdrop of waning economic strength and escalating fears of spreading global financial woes, many analysts and money market participants began to expect the Federal Reserve Board to reduce short-term interest rates. In fact, interest rates on money market securities had already been trending downward for some time. Your fund's manager, Brian Torpey, attributes this to global stock market volatility, concerns about credit quality among lower-rated bonds, and the ongoing flight to quality that drove security prices up. At the end of September, the Fed finally took action, lowering the federal funds rate for the first time in nearly three years by one quarter of a percentage point.

In addition to falling interest rates, the annual period has also been characterized by a dwindling supply of tax-exempt money market securities as economic strength raised tax revenues and decreased municipalities' borrowing needs. Amid these challenging conditions, Brian has redoubled efforts to maintain current income while preserving capital and staying focused on investments of superior quality. Extending portfolio duration has been one of the most important elements of his strategy. While portfolio duration was relatively neutral -- neither short nor long -- at the fund's fiscal midpoint, Brian has since lengthened it to match or even slightly exceed the average maintained by the fund's peer group. This slightly longer duration has helped the fund lock in the highest available money market yields while reducing the frequency with which the fund must reinvest assets in the current falling interest-rate environment.

* CREDIT QUALITY AND CAPITAL PRESERVATION ARE KEY CONCERNS FOR MORE
  INVESTORS

The recent downshift in the U.S. economy has brought concerns about credit quality and capital preservation to the forefront for more and more investors. In recent months, conservative, high-quality money market funds like yours have experienced record inflows of new capital. Putnam California Tax Exempt Money Market Fund has always made capital preservation and credit quality top priorities, investing in a wide spectrum of superior quality money market securities. Over the past six months, your fund manager has bolstered quality even further by eliminating all securities backed by letters of credit from Japanese banks, even though the portfolio's holdings were only backed by banks of the highest quality. This move was designed to further insulate the portfolio against any negative fallout from the financial difficulties that continued to beset Japan throughout the period.

In the coming months, your fund's manager will continue to pursue the conservative strategies that have served shareholders well thus far. Brian will remain especially watchful of credit quality and focused on preserving capital, while continuing to seek out appropriate opportunities to generate current tax-exempt income in today's low interest-rate environment.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 18, 1998

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/98, there is no guarantee the fund will continue to hold these securities in the future. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE COMPARISONS (9/30/98)
----------------------------------------------------------------
                                       Current        After-tax
                                        return*        return
----------------------------------------------------------------
Passbook savings account                 1.74%          0.95%
----------------------------------------------------------------
Taxable money market fund 7-day yield    5.05           2.77
----------------------------------------------------------------
3-month certificate of deposit           3.96           2.17
----------------------------------------------------------------
Putnam California Tax Exempt
Money Market Fund (7-day yield)          2.87%          2.87%
----------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals. After-tax return assumes a 45.22% maximum combined federal and state tax rate.

*Sources: BankBoston (passbook savings), Bank Rate Monitor (3-month CDs),
 IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam California Tax Exempt Money Market Fund is designed for investors seeking current income exempt from federal income tax and California personal income tax, consistent with capital preservation, stable principal, and liquidity.

TOTAL RETURN AND YIELDS FOR PERIODS ENDED 9/30/98

                                             Lipper
                                            California
                                            Tax Exempt          Consumer
                         Fund shares       Money Market          Price
                           at NAV          Fund Average          Index
---------------------------------------------------------------------------
1 year                       2.85%             2.86%             1.36%
---------------------------------------------------------------------------
5 years                     14.03             15.16             12.61
Annual average               2.66              2.86              2.40
---------------------------------------------------------------------------
10 years                    38.22             40.64             36.39
Annual average               3.29              3.47              3.15
---------------------------------------------------------------------------
Life of fund (10/26/87)     44.09             46.83             41.72
Annual average               3.40              3.58              3.25
---------------------------------------------------------------------------

                                                              Fund Shares
Current return (end of period)                                  at NAV
---------------------------------------------------------------------------
Current 7-day yield1                                             2.87%
---------------------------------------------------------------------------
Taxable equivalent2                                              5.24
---------------------------------------------------------------------------
Current 30-day yield1                                            2.51
---------------------------------------------------------------------------
Taxable equivalent2                                              4.58
---------------------------------------------------------------------------

1The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.

2Assumes maximum 45.22% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

 Past performance is no assurance of future results. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.

 This performance information does not reflect any market volatility that may have occurred since the date of the information. As a result, more recent returns may be more or less than those shown.

DISTRIBUTION INFORMATION
12 months ended 9/30/98

---------------------------------------------------------------------
Distributions (number)                12
---------------------------------------------------------------------
Income                             $0.028075
---------------------------------------------------------------------
 Total                             $0.028075
---------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares.

COMPARATIVE BENCHMARKS

Lipper California Tax Exempt Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all California tax-exempt money market mutual funds tracked by Lipper Analytical Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average and fund performance will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Report of independent accountants
For the fiscal year ended September 30, 1998

To the Trustees and Shareholders of
Putnam California Tax Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments owned (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam California Tax Exempt Money Market Fund (the "fund") at September 30, 1998, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 11, 1998




Portfolio of investments owned
September 30, 1998

Key to Abbreviations
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
LOC -- Letter of Credit
MBIA -- Municipal Bond Investors Assurance Corporation
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (93.5%) (a)
PRINCIPAL AMOUNT                                                                               RATINGS(RAT)          VALUE

California (89.4%)
--------------------------------------------------------------------------------------------------------------------------
     $    1,205,000  CA Poll. Cntrl. Fin. Auth. Rev. Bonds VRDN
                       (Southdown Inc.) 3 1/4s, 2/15/13
                       (Societe Generale LOC)                                                   A-1         $    1,205,000
          1,350,000  CA Poll. Cntrl. Fin. Auth. Rev. Bonds
                       (Chevron USA Inc.) FRB 3.9s, 11/15/01                                    Aa2              1,352,160
          3,000,000  CA Pub. Cap. Impt. Fin. Auth. Rev. Bonds VRDN
                       (Pooled Project) Ser. C, 3.45s, 6/1/28
                       (National Westminister Bank LOC)                                         VMIG1            3,000,000
          2,000,000  CA State Rev. Bonds (Anticipation Notes) 4s,
                       6/30/99                                                                  Mig1             2,012,360
          1,400,000  CA State Econ. Dev. Fin. Auth. Rev. Bonds VRDN
                       (CA Indpt. Syst.) Ser. A, 4.05s, 4/1/08                                  VMIG1            1,400,000
          1,400,000  CA Statewide Cmntys. Dev. Corp. Rev. Bonds
                       VRDN (Indl. Dev. Karcher Ppty.) Ser. C, 3.8s,
                       12/1/19 (Bayerische Vereinsbank LOC)                                     VMIG1            1,400,000
          1,400,000  Indio, Multi-Fam. Rev. Bonds VRDN (Carreon),
                       Ser. A, 3.7s, 8/1/26                                                     A-1+             1,400,000
          1,400,000  Irvine, Impt. Bd. Act 1915 Rev. Bonds VRDN
                       (Assmt. Dist. No. 97-16), 4s, 9/2/22
                       (Societe Generale LOC)                                                   VMIG1            1,400,000
          1,400,000  Irvine Ranch, Wtr. Dist. VRDN (Cons. Bonds), 4s,
                       10/1/10                                                                  A-1+             1,400,000
          1,400,000  Kings Cnty., Multi-Fam. Hsg. Rev. Bonds VRDN
                       (Edgewater Isle Apts), Ser. A, 3.45s, 6/1/07
                       (Wells Fargo & Co. LOC)                                                  VMIG1            1,400,000
          1,400,000  Los Angeles Cnty., Cmnty. Dev. Comm. Certif.
                       VRDN (Willowbrook), 3 3/4s, 11/1/15
                       (Wells Fargo & Co.LOC)                                                   P-1              1,400,000
            550,000  M-S-R Pub. Pwr. Agcy. Rev. Bonds (San Juan) Ser. G,
                       MBIA 5 1/4s, 7/1/99                                                      Aaa                556,212
          1,400,000  Oakland, COP VRDN (Cap. Equip.), 3.8s, 12/1/15
                       (National Westminister Bank (LOC))                                       VMIG1            1,400,000
          1,400,000  Orange Cnty., Hsg. Auth. Apt. Dev. Rev. Bonds
                       VRDN (Village Niguel Issue), Ser. AA, 3.7s,
                       12/1/08 (Bank of America LOC)                                            VMIG1            1,400,000
          1,400,000  Orange Cnty., Sanitation Dist. COP VRDN
                       (Nos. 1-2-3-6-7 & 11), Ser. C, FGIC, 4.05s,
                       8/1/17                                                                   VMIG1            1,400,000
          1,400,000  Riverside Cnty., COP VRDN
                       (Aces-Riverside Cnty. Pub.), Ser. D, 3.65s,
                       12/1/15                                                                  A-1+             1,400,000
          1,400,000  San Francisco, City & Cnty. Redev. Agcy. Multi-fam.
                       Rev. Bonds VRDN (HSG. Fillmore Ctr.) Ser. A-1,
                       3.3s, 12/1/17 (Citibank N.A. LOC)                                        A-1+             1,400,000
          1,400,000  Santa Ana, Hlth. Fac. Rev. Bonds VRDN
                       (Multi Modal-Town & Country), 4.05s, 10/1/20
                       (Banque Nationale Paris LOC)                                             A-1              1,400,000
                                                                                                            --------------
                                                                                                                26,325,732

Puerto Rico (4.1%)
--------------------------------------------------------------------------------------------------------------------------
            900,000  PR Muni. Fin. Agcy. Rev. Bonds Ser. A, FSA, 5s, 7/1/99                     Aaa                911,434
            300,000  PR Tel. Auth. Rev. Bonds, Ser. M, MBIA, 4.4s, 1/1/99                       Aaa                300,521
                                                                                                            --------------
                                                                                                                 1,211,955
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $27,537,687) (b)                                               $   27,537,687
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $29,463,559.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      September 30, 1998 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 1998. Securities rated by Putnam are indicated by "/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.
      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing
      MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance Aaa =
      Extremely strong capacity to pay interest and repay principal
      Aa = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree
      Aa2/P-1 = Superior capacity for repayment
      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.
      SP-1+ = Very strong capacity to pay principal and interest
      SP-1 = Strong capacity to pay principal and interest
      SP-2 = Satisfactory capacity to pay principal and interest
      A-1+ = Extremely strong degree of safety
      A-1 = Strong degree of safety
      A-2 = Considered strong but lacks solid strength for timely repayment.

  (b) The aggregate identified cost on a tax basis is the same.

      The rates shown on FRB and VRDN are the current interest rates at September 30, 1998, which are subject to change based on the terms of the security.

      The fund had the following industry group concentration greater than 10% at September 30, 1998 (as a percentage of net assets):

      Housing     28.5%

      The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
September 30, 1998
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                               $27,537,687
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,196,354
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                          137,656
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   15,345
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                        2,800,000
-----------------------------------------------------------------------------------------------
Total assets                                                                         31,687,042

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                    53,582
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      2,012,360
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                               81,948
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                             39,103
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees                                           396
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                             4,182
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                882
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   31,030
-----------------------------------------------------------------------------------------------
Total liabilities                                                                     2,223,483
-----------------------------------------------------------------------------------------------
Net assets                                                                          $29,463,559

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                            $29,463,559
-----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per share
($29,463,559 divided by 29,463,559 shares)                                                $1.00
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended September 30, 1998

Tax exempt interest income                                                           $1,230,725
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        159,998
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           71,780
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         3,532
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,532
-----------------------------------------------------------------------------------------------
Auditing                                                                                 23,370
-----------------------------------------------------------------------------------------------
Other                                                                                     4,416
-----------------------------------------------------------------------------------------------
Total expenses                                                                          266,628
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (62,946)
-----------------------------------------------------------------------------------------------
Net expenses                                                                            203,682
-----------------------------------------------------------------------------------------------
Net investment income                                                                 1,027,043
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $1,027,043
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended September 30
                                                                                -------------------------------
                                                                                           1998            1997
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                                $1,027,043      $1,107,407
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  1,027,043       1,107,407
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
From net investment income                                                           (1,027,043)     (1,107,407)
Increase (decrease) from capital share transactions (Note 4)                        (16,142,524)      1,678,666
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             (16,142,524)      1,678,666

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                    45,606,083      43,927,417
---------------------------------------------------------------------------------------------------------------
End of year                                                                         $29,463,559     $45,606,083
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
Per-share
operating performance                                                       Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1998             1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                             $0.0281          $0.0283          $0.0270          $0.0288          $0.0192
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                             $0.0281          $0.0283          $0.0270          $0.0288          $0.0192
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                              $(0.0281)        $(0.0283)        $(0.0270)        $(0.0288)        $(0.0192)
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                            2.85             2.87             2.74             2.92             1.94
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $29,464          $45,606          $43,927          $35,140          $44,799
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .75              .85              .93             1.00              .67
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            2.89             2.80             2.73             2.84             1.84
------------------------------------------------------------------------------------------------------------------------------------

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended September 30, 1995 and thereafter includes amounts paid through expense offset arrangements. Prior Period ratios exclude these amounts. (Note 2)




Notes to financial statements
September 30, 1998

Note 1
Significant accounting policies

Putnam California Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and California personal income tax as is consistent with preservation of capital, maintenance of liquidity and stability of principal by investing primarily in a diversified portfolio of short-term California tax-exempt securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends (and distributions of realized gains, if any) are recorded daily by the fund and are distributed monthly to the shareholders.

E) Amortization of bonds premium Premiums and discounts from purchases of short-term investments are amortized/accreted using the straight-line method.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc., for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.19% of the next $5 billion, and 0.18% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1998, fund expenses were reduced by $62,946 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $150 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made under the plan.

For the year ended September 30, 1998, Putnam Mutual Funds Corp., acting as underwriter receives proceeds from contingent deferred sales charges that apply to certain shares that have been exchanged from other Putnam funds. Putnam Mutual Funds Corp. received no monies in contingent deferred sales charges from such redemptions.

Note 3
Purchase and sales of securities

During the year ended September 30, 1998, purchases and sales (including maturities) of investment securities (all short-term obligations) aggregated $277,842,187 and $295,284,280, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At September 30, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                 Year ended September 30
------------------------------------------------------------------------
                                                 1998               1997
------------------------------------------------------------------------
Shares sold                                66,376,144        162,560,591
------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 966,770          1,013,805
------------------------------------------------------------------------
                                           67,342,914        163,574,396

Shares
repurchased                               (83,485,438)      (161,895,730)
------------------------------------------------------------------------
Net increase
(decrease)                                (16,142,524)         1,678,666
------------------------------------------------------------------------



Federal tax information
(Unaudited)

The fund has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The Form 1099 you receive in January 1999 will show the tax status of all distributions paid to your account in calendar 1998.



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Quality Bond Fund [DBL. DAGGER]

High Yield Advantage Fund [DBL. DAGGER]

High Yield Total Return Fund

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts,
Michigan, Minnesota, New Jersey, New York,
Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

LIFESTAGE SM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio


 *Formerly Putnam Diversified Income Trust II

 +Formerly Putnam Federal Income Trust

 [DBL. DAGGER] Closed to new investors. Some exceptions may apply.
               Contact Putnam for details.

 [SECTION MARK] Not available in all states.

 **An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

   Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT
ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Steven M. Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Blake E. Anderson
Vice President

Brian S. Torpey
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam California Tax Exempt Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

www.putnaminv.com

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PUTNAM
INVESTMENTS


AN055 47016 064 11/98